Earnings per share - Basic and Diluted Earnings per Share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share
Net income for the year of the Company, Continuing operations	R$ 2,575,006
Net income for the year of the Company, Discontinued operations	(121,153)
Net income for the year of the Company	R$ 2,453,853	R$ 2,362,740	R$ 2,439,795
Weighted average number of shares outstanding (in thousands), Continuing operations	1,071,727
Weighted average number of shares outstanding (in thousands), Discontinued operations	1,071,727
Weighted average number of shares outstanding (in thousands)	1,071,727	1,102,130	1,095,469
Basic earnings per share – R$, Continuing operations	R$ 2.4027	R$ 2.1438	R$ 2.2272
Basic earnings per share – R$, Discontinued operations	(0.113)	0	0
Basic earnings per share - R$	R$ 2.2896	R$ 2.1438	R$ 2.2272
Diluted earnings per share
Net income for the year of the Company, Continuing operations	R$ 2,575,006
Net income for the year of the Company, Discontinued operations	(121,153)
Net income for the year of the Company	R$ 2,453,853	R$ 2,362,740	R$ 2,439,795
Weighted average number of outstanding shares (in thousands), including dilution effects, Continuing operations	1,095,126
Weighted average number of outstanding shares (in thousands), including dilution effects, Discontinued operations	1,095,126
Weighted average number of outstanding shares (in thousands), including dilution effects	1,095,126	1,117,595	1,104,942
Diluted earnings per share – R$, Continuing operations	R$ 2.3513	R$ 2.1141	R$ 2.2081
Diluted earnings per share – R$, Discontinued operations	(0.1106)	0	0
Diluted earnings per share - R$	R$ 2.2407	R$ 2.1141	R$ 2.2081
Weighted average number of shares (in thousands)
Weighted average number of shares for basic earnings per share	1,071,727	1,102,130	1,095,469
Subscription warrants	2,816	3,051	3,334
Stock plan	20,583	12,414	6,139
Weighted average number of shares for diluted earnings per share	1,095,126	1,117,595	1,104,942